Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Goodwill for Cash Generating Units
The following CGUs include in their carrying values goodwill that comprises the goodwill reported by Santander UK. The CGUs do not carry on their balance sheets any other intangible assets with indefinite useful lives. For key assumptions used in the value in use (VIU) calculation, as the basis of the recoverable amount of each CGU, see Note 20 to the Consolidated Financial Statements in the 2020 Annual Report. At 30 June 2021 a review was performed to identify any potential impairment indicators. No indicators of impairment were identified and so a full impairment test was not performed for the half year. The key assumptions are set out in the table below.

		Goodwill		Discount rate	Growth rate beyond initial cash flow projections
	30 June 2021	31 December 2020	30 June 2021	31 December 2020	30 June 2021	31 December 2020
CGU	£m	£m	%	%	%	%
Personal financial services	1,169	1,169	14.6	13.6	1.6	1.6
Private banking	30	30	11.0	8.9	1.6	1.6
Other	4	4	14.6	13.6	1.6	1.6
	1,203	1,203